GOING CONCERN	12 Months Ended
Dec. 31, 2021
GOING CONCERN
Note 3 - Going Concern

NOTE 3 – GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

Cash flows generated from operating activities were not enough to support all working capital requirements for the years ended December 31, 2021 and 2020. Financing activities described below have helped with working capital and other capital requirements.

We incurred $4,095,507 and $8,119,268, respectively, in losses, and we used $995,093 and $489,573, respectively, in cash for operations for the years ended December 31, 2021 and 2020. We calculate the net cash used by operating activities by decreasing, or increasing in case of gain, our let loss by those items that do not require the use of cash such as depreciation, amortization, promissory note issued for research and development, note payable issued for legal fees, derivative expense or gain, gain on extinguishment of debt, loss on conversion of notes payable, impairment of goodwill and long-loved assts and share-based compensation which totaled to a net $(1,170,451) for 2021 and $5,378,277 for 2020.

In addition, we report increases and reductions in liabilities as uses of cash and deceases assets and increases in liabilities as sources of cash, together referred to as changes in operating assets and liabilities.  For the year ended December 31, 2021, we had a net increase in our assets and liabilities of $4,270,865 primarily from an increase in accounts payable from lag of payments for accounts payable for cash flow considerations and an increase in the balances from our operating lease liabilities.  For the year ended December 31, 2020 we had a net increase to our assets and liabilities of $2,251,418 for similar reasons.

Cash flows from financing activities were $1,169,810 and $817,608 for the years ended December 31, 2021 and 2020, respectively.  For the year ended December 30, 2021, these cash flows were generated from the sale of Series D Preferred Stock, common stock subscriptions of $610,502, proceeds from convertible notes, loans and advances of $3,900,400 offset by payment on convertible loans, advances and factoring agreements of $3,502,592 and payments on convertible notes and amounts payable – related parties of $64,480.  For the year ended December 31, 2020, cash flows from financing activities primarily came from proceeds from the sale of interest in QuikLABS of $460,000, convertible notes, loans and advances of $1,753,204 offset by payments on convertible loans, advances and factoring agreements of $1,169,330.

Cash flows provided by (used in) investing activities were $324,040 and $(500,898), respectively, for the years ended December 31, 2021 and 2020 primarily related to the acquisition of property and equipment and the purchase of intangibles.

These factors raise substantial doubt about the ability of the Company to continue as a going concern for a period of one year from the issuance of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In December 2019, COVID-19 emerged and has subsequently spread worldwide. The World Health Organization has declared COVID-19 a pandemic resulting in federal, state and local governments and private entities mandating various restrictions, including travel restrictions, restrictions on public gatherings, stay at home orders and advisories and quarantining of people who may have been exposed to the virus. After close monitoring and responses and guidance from federal, state and local governments, in an effort to mitigate the spread of COVID-19, around March 18, 2020 for a period of time, the Company closed its Blue Collar office in Los Angeles and its TPT SpeedConnect offices in Michigan, Idaho and Arizona.  Most employees were working remotely, however this is not possible with certain employees and all subcontractors that work for Blue Collar. The Company continues to monitor developments, including government requirements and recommendations at the national, state, and local level to evaluate possible extensions to all or part of such closures.

The Company has taken advantage of the stimulus offerings and received $1,402,700 in PPP loans.  All of these PPP loans were forgiven in the year ended December 31, 2021.  The Company is also in the process of trying to raise debt and equity financing, some of which may have to be used for working capital shortfalls if revenues continue to decline.

In order for us to continue as a going concern for a period of one year from the issuance of these financial statements, we will need to obtain additional debt or equity financing and look for companies with cash flow positive operations that we can acquire. There can be no assurance that we will be able to secure additional debt or equity financing, that we will be able to acquire cash flow positive operations, or that, if we are successful in any of those actions, those actions will produce adequate cash flow to enable us to meet all our future obligations. Most of our existing financing arrangements are short-term. If we are unable to obtain additional debt or equity financing, we may be required to significantly reduce or cease operations.